Commitments and Contingencies (Details Narrative) $ in Thousands	Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Purchase Obligation	$ 725,686
Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	2
DP2 Suezmax Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	3
MR Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	2
LR1 Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	5
Twelve Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Payable in 2025	$ 339,280
Payable in 2026	178,297
Payable in 2027	146,482
Payable in 2028	$ 61,627